EQ ADVISORS TRUSTSM

EQ/ClearBridge Large Cap Growth Portfolio

EQ/Core Bond Index Portfolio

EQ/Common Stock Index Portfolio

EQ/Equity 500 Index Portfolio

EQ/Franklin Small Cap Value Managed Volatility Portfolio

EQ/Invesco International Growth Portfolio

EQ/Invesco Global Real Estate Portfolio

EQ/Intermediate Government Bond Portfolio

EQ/Lazard Emerging Markets Equity Portfolio

EQ/PIMCO Global Real Return Portfolio

SUPPLEMENT DATED SEPTEMBER 30, 2020 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2020, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated May 1, 2020, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.

The purpose of this Supplement is to provide you with information regarding new contractual expense limitations applicable to certain Portfolios of the Trust.

Effective September 30, 2020, the Summary Prospectus entitled “EQ/ClearBridge Large Cap Growth Portfolio – Class IA and IB Shares” is amended by deleting the section entitled “FEES AND EXPENSES OF THE PORTFOLIO” in its entirety and replacing it with the following information:

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
EQ/ClearBridge Large Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.04%	1.04%
Fee Waiver and/or Expense Reimbursement[1]	-0.04%	-0.04%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%
[1]

Pursuant to a contract, Equitable Investment Management Group, LLC (the “Adviser”) has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2022 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, acquired fund fees and expenses, dividend and interest expenses on securities sold short, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.00% for Class IA and Class IB shares. The Expense Limitation Arrangement may be terminated by the Adviser at any time after April 30, 2022. The Adviser may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and the Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$327	$570	$1,267
Class IB Shares	$102	$327	$570	$1,267

Effective September 30, 2020, the Summary Prospectus and section of the Prospectus entitled “EQ/ClearBridge Large Cap Growth Portfolio – Class IA, IB and K Shares” are amended by deleting the section entitled “FEES AND EXPENSES OF THE PORTFOLIO” in its entirety and replacing it with the following information:

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
EQ/Clearbridge Large Cap Growth Portfolio	Class IA Shares	Class IB Shares	Class K Shares
Management Fee	0.65%	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.00%
Other Expenses	0.14%	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.04%	1.04%	0.79%
Fee Waiver and/or Expense Reimbursement1,	-0.04%	-0.04%	-0.04%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%	0.75%
[1]

Pursuant to a contract, Equitable Investment Management Group, LLC (the “Adviser”) has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2022 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, acquired fund fees and expenses, dividend and interest expenses on securities sold short, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.00% for Class IA and Class IB shares and 0.75% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by the Adviser at any time after April 30, 2022. The Adviser may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and the Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$327	$570	$1,267
Class IB Shares	$102	$327	$570	$1,267
Class K Shares	$77	$248	$435	$974

Effective September 30, 2020, the Summary Prospectus entitled “EQ/Core Bond Index Portfolio – Class IA and IB Shares” is amended by deleting the section entitled “FEES AND EXPENSES OF THE PORTFOLIO” in its entirety and replacing it with the following information:

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.31%	0.31%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.67%	0.67%
Fee Waiver and/or Expense Reimbursement[1]	-0.02%	-0.02%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.65%	0.65%
[1]

Pursuant to a contract, Equitable Investment Management Group, LLC (the “Adviser”) has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2022 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, acquired fund fees and expenses, dividend and interest expenses on securities sold short, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 0.65% for Class IA and Class IB shares. The Expense Limitation Arrangement may be terminated by the Adviser at any time after April 30, 2022. The Adviser may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and the Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$68	$210	$364	$812
Class IB Shares	$68	$210	$364	$812

Effective September 30, 2020, the Summary Prospectus and section of the Prospectus entitled “EQ/Core Bond Index Portfolio – Class IA, IB and K Shares” are amended by deleting the section entitled “FEES AND EXPENSES OF THE PORTFOLIO” in its entirety and replacing it with the following information:

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares	Class K Shares
Management Fee	0.31%	0.31%	0.31%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.00%
Other Expenses	0.11%	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.67%	0.67%	0.42%
Fee Waiver and/or Expense Reimbursement[1]	-0.02%	-0.02%	-0.02%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.65%	0.65%	0.40%
[1]

Pursuant to a contract, Equitable Investment Management Group, LLC (the “Adviser”) has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2022 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, acquired fund fees and expenses, dividend and interest expenses on securities sold short, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 0.65% for Class IA and Class IB shares and 0.40% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by the Adviser at any time after April 30, 2022. The Adviser may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and the Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$68	$210	$364	$812
Class IB Shares	$68	$210	$364	$812
Class K Shares	$41	$133	$233	$528

Effective September 30, 2020, the Summary Prospectus entitled “EQ/Common Stock Index Portfolio – Class IA and IB Shares” is amended by deleting the section entitled “FEES AND EXPENSES OF THE PORTFOLIO” in its entirety and replacing it with the following information:

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.32%	0.32%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.69%	0.69%
Fee Waiver and/or Expense Reimbursement[1]	-0.01%	-0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.68%	0.68%
[1]

Pursuant to a contract, Equitable Investment Management Group, LLC (the “Adviser”) has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2022 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, acquired fund fees and expenses, dividend and interest expenses on securities sold short, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 0.68% for Class IA and Class IB shares. The Expense Limitation Arrangement may be terminated by the Adviser at any time after April 30, 2022. The Adviser may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and the Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$69	$220	$383	$858
Class IB Shares	$69	$220	$383	$858

Effective September 30, 2020, the section of the Prospectus entitled “EQ/Common Stock Index Portfolio – Class IA, IB and K Shares” is amended by deleting the section entitled “FEES AND EXPENSES OF THE PORTFOLIO” in its entirety and replacing it with the following information:

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares	Class K Shares
Management Fee	0.32%	0.32%	0.32%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.00%
Other Expenses	0.12%	0.12%	0.12%	*
Total Annual Portfolio Operating Expenses	0.69%	0.69%	0.44%
Fee Waiver and/or Expense Reimbursement[1]	-0.01%	-0.01%	-0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.68%	0.68%	0.43%
*	Based on estimated amounts for the current fiscal year.
[1]

Pursuant to a contract, Equitable Investment Management Group, LLC (the “Adviser”) has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2022 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, acquired fund fees and expenses, dividend and interest expenses on securities sold short, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 0.68% for Class IA and Class IB shares and 0.43% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by the Adviser at any time after April 30, 2022. The Adviser may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and the Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$69	$220	$383	$858
Class IB Shares	$69	$220	$383	$858
Class K Shares	$44	$140	$245	$554

Effective September 30, 2020, the Summary Prospectus entitled “EQ/Equity 500 Index Portfolio – Class IA and IB Shares” is amended by deleting the section entitled “FEES AND EXPENSES OF THE PORTFOLIO” in its entirety and replacing it with the following information:

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.22%	0.22%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.58%	0.58%
Fee Waiver and/or Expense Reimbursement[1]	-0.03%	-0.03%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.55%	0.55%

[1]

Pursuant to a contract, Equitable Investment Management Group, LLC (the “Adviser”) has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2022 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, acquired fund fees and expenses, dividend and interest expenses on securities sold short, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 0.55% for Class IA and Class IB shares. The Expense Limitation Arrangement may be terminated by the Adviser at any time after April 30, 2022. The Adviser may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and the Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$56	$183	$321	$723
Class IB Shares	$56	$183	$321	$723

Effective September 30, 2020, the Summary Prospectus and section of the Prospectus entitled “EQ/Equity 500 Index Portfolio – Class IA, IB and K Shares” are amended by deleting the section entitled “FEES AND EXPENSES OF THE PORTFOLIO” in its entirety and replacing it with the following information:

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares	Class K Shares
Management Fee	0.22%	0.22%	0.22%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.00%
Other Expenses	0.11%	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.58%	0.58%	0.33%
Fee Waiver and/or Expense Reimbursement[1]	-0.03%	-0.03%	-0.03%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.55%	0.55%	0.30%
[1]

Pursuant to a contract, Equitable Investment Management Group, LLC (the “Adviser”) has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2022 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, acquired fund fees and expenses, dividend and interest expenses on securities sold short, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 0.55% for Class IA and Class IB shares and 0.30% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by the Adviser at any time after April 30, 2022. The Adviser may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and the Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$56	$183	$321	$723
Class IB Shares	$56	$183	$321	$723
Class K Shares	$31	$103	$182	$415

Effective September 30, 2020, the Summary Prospectus entitled “EQ/Franklin Small Cap Value Managed Volatility Portfolio – Class IA and IB Shares” is amended by deleting the section entitled “FEES AND EXPENSES OF THE PORTFOLIO” in its entirety and replacing it with the following information:

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
EQ/Franklin Small Cap Value Managed Volatility Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%
Fee Waiver and/or Expense Reimbursement[1,2]	-0.11%	-0.11%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.06%	1.06%
[1]

Pursuant to a contract, Equitable Investment Management Group, LLC (the “Adviser”) has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2022 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, acquired fund fees and expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.05% for Class IA and Class IB shares. The Expense Limitation Arrangement may be terminated by the Adviser at any time after April 30, 2022. The Adviser may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and the Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower.

[2]	Fee Waiver and/or Expense Reimbursement information has been restated to reflect the current Expense Limitation Arrangement.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$108	$361	$633	$1,411
Class IB Shares	$108	$361	$633	$1,411

Effective September 30, 2020, the section of the Prospectus entitled “EQ/Franklin Small Cap Value Managed Volatility Portfolio – Class IA, IB and K Shares” is amended by deleting the section entitled “FEES AND EXPENSES OF THE PORTFOLIO” in its entirety and replacing it with the following information:

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
EQ/Franklin Small Cap Value Managed Volatility Portfolio	Class IA Shares	Class IB Shares	Class K Shares
Management Fee	0.70%	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.00%
Other Expenses	0.21%	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%	0.92%
Fee Waiver and/or Expense Reimbursement[1,2]	-0.11%	-0.11%	-0.11%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.06%	1.06%	0.81%
[1]

Pursuant to a contract, Equitable Investment Management Group, LLC (the “Adviser”) has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2022 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, acquired fund fees and expenses, dividend and interest expenses on securities sold short, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.05% for Class IA and Class IB shares and 0.80% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by the Adviser at any time after April 30, 2022. The Adviser may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and the Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower.

[2]	Fee Waiver and/or Expense Reimbursement information has been restated to reflect the current Expense Limitation Arrangement.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$108	$361	$633	$1,411
Class IB Shares	$108	$361	$633	$1,411
Class K Shares	$83	$282	$499	$1,121

Effective September 30, 2020, the Summary Prospectus entitled “EQ/Invesco International Growth Portfolio – Class IB Shares” is amended by deleting the section entitled “FEES AND EXPENSES OF THE PORTFOLIO” in its entirety and replacing it with the following information:

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
EQ/Invesco International Growth Portfolio	Class IB Shares
Management Fee	0.71%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses*	0.21%
Total Annual Portfolio Operating Expenses	1.17%
Fee Waiver and/or Expense Reimbursement[1]	-0.02%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%
*	Expenses have been restated to reflect current fees.
[1]

Pursuant to a contract, Equitable Investment Management Group, LLC (the “Adviser”) has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2022 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, dividend and interest expenses on securities sold short, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.15% for Class IB shares. The Expense Limitation Arrangement may be terminated by the Adviser at any time after April 30, 2022. The Adviser may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and the Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class IB Shares	$117	$370	$642	$1,419

Effective September 30, 2020, the section of the Prospectus entitled “EQ/Invesco International Growth Portfolio – Class IB and K Shares” is amended by deleting the section entitled “FEES AND EXPENSES OF THE PORTFOLIO” in its entirety and replacing it with the following information:

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
EQ/Invesco International Growth Portfolio	Class IB Shares	Class K Shares
Management Fee	0.71%	0.71%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.00%
Other Expenses*	0.21%	0.21%	**
Total Annual Portfolio Operating Expenses	1.17%	0.92%
Fee Waiver and/or Expense Reimbursement[1]	-0.02%	-0.02%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%	0.90%
*	Expenses have been restated to reflect current fees.
**	Based on estimated amounts for the current fiscal year.
[1]

Pursuant to a contract, Equitable Investment Management Group, LLC (the “Adviser”) has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2022 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, dividend and interest expenses on securities sold short, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.15% for Class IB shares and 0.90% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by the Adviser at any time after April 30, 2022. The Adviser may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and the Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class IB Shares	$117	$370	$642	$1,419
Class K Shares	$92	$291	$507	$1,129

Effective September 30, 2020, the Summary Prospectus entitled “EQ/Intermediate Government Bond Portfolio – Class IA and IB Shares” is amended by deleting the section entitled “FEES AND EXPENSES OF THE PORTFOLIO” in its entirety and replacing it with the following information:

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
EQ/Intermediate Government Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.31%	0.31%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	0.68%	0.68%
Fee Waiver and/or Expense Reimbursement[1]	-0.02%	-0.02%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.66%	0.66%
[1]

Pursuant to a contract, Equitable Investment Management Group, LLC (the “Adviser”) has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2022 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, acquired fund fees and expenses, dividend and interest expenses on securities sold short, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 0.65% for Class IA and Class IB shares. The Expense Limitation Arrangement may be terminated by the Adviser at any time after April 30, 2022. The Adviser may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and the Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$67	$216	$377	$845
Class IB Shares	$67	$216	$377	$845

Effective September 30, 2020, the section of the Prospectus entitled “EQ/Intermediate Government Bond Portfolio – Class IA, IB and K Shares” are amended by deleting the section entitled “FEES AND EXPENSES OF THE PORTFOLIO” in its entirety and replacing it with the following information:

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
EQ/Intermediate Government Bond Portfolio	Class IA Shares	Class IB Shares	Class K Shares
Management Fee	0.31%	0.31%	0.31%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.00%
Other Expenses	0.11%	0.11%	0.11%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Portfolio Operating Expenses	0.68%	0.68%	0.43%
Fee Waiver and/or Expense Reimbursement[1]	-0.02%	-0.02%	-0.02%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.66%	0.66%	0.41%

[1]

Pursuant to a contract, Equitable Investment Management Group, LLC (the “Adviser”) has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2022 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, acquired fund fees and expenses, dividend and interest expenses on securities sold short, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 0.65% for Class IA and Class IB shares and 0.40% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by the Adviser at any time after April 30, 2022. The Adviser may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and the Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$67	$216	$377	$845
Class IB Shares	$67	$216	$377	$845
Class K Shares	$42	$136	$239	$540

Effective September 30, 2020, the Summary Prospectus entitled “EQ/Lazard Emerging Markets Equity Portfolio – Class IB Shares” is amended by deleting the section entitled “FEES AND EXPENSES OF THE PORTFOLIO” in its entirety and replacing it with the following information:

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
EQ/Lazard Emerging Markets Equity Portfolio	Class IB Shares
Management Fee	1.00%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses*	0.24%
Total Annual Portfolio Operating Expenses	1.49%
Fee Waiver and/or Expense Reimbursement[1,2]	-0.14%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.35%
*	Expenses have been restated to reflect current fees.
[1]

Pursuant to a contract, Equitable Investment Management Group, LLC (the “Adviser”) has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2022 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, dividend and interest expenses on securities sold short, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.35% for Class IB shares. The Expense Limitation Arrangement may be terminated by the Adviser at any time after April 30, 2022. The Adviser may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and the Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower.

[2]	Fee Waiver and/or Expense Reimbursement information has been restated to reflect the current Expense Limitation Arrangement.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class IB Shares	$137	$457	$800	$1,768

Effective September 30, 2020, the section of the Prospectus entitled “EQ/Lazard Emerging Markets Equity Portfolio – Class IB and K Shares” are amended by deleting the section entitled “FEES AND EXPENSES OF THE PORTFOLIO” in its entirety and replacing it with the following information:

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
EQ/Lazard Emerging Markets Equity Portfolio	Class IB Shares	Class K Shares
Management Fee	1.00%	1.00%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.00%
Other Expenses*	0.24%	0.24%	**
Total Annual Portfolio Operating Expenses	1.49%	1.24%
Fee Waiver and/or Expense Reimbursement[1,2]	-0.14%	-0.14%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.35%	1.10%
*	Expenses have been restated to reflect current fees.
**	Based on estimated amounts for the current fiscal year.
[1]

Pursuant to a contract, Equitable Investment Management Group, LLC (the “Adviser”) has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2022 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, dividend and interest expenses on securities sold short, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.35% for Class IB shares and 1.10% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by the Adviser at any time after April 30, 2022. The Adviser may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and the Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower.

[2]	Fee Waiver and/or Expense Reimbursement information has been restated to reflect the current Expense Limitation Arrangement.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class IB Shares	$137	$457	$800	$1,768
Class K Shares	$112	$380	$668	$1,488

Effective September 30, 2020, the Summary Prospectus entitled “EQ/PIMCO Global Real Return Portfolio – Class IB Shares” is amended by deleting the section entitled “FEES AND EXPENSES OF THE PORTFOLIO” in its entirety and replacing it with the following information:

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
EQ/PIMCO Global Real Return Portfolio	Class IB Shares
Management Fee	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses*	1.08%
Total Annual Portfolio Operating Expenses	1.93%
Fee Waiver and/or Expense Reimbursement[1,2]	-0.28%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.65%
*	Includes Interest Expense of 0.75% for Class IB shares.
[1]

Pursuant to a contract, Equitable Investment Management Group, LLC (the “Adviser”) has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2022 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, acquired fund fees and expenses, dividend and interest expenses on securities sold short, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 0.90% for Class IB shares. The Expense Limitation Arrangement may be terminated by the Adviser at any time after April 30, 2022. The Adviser may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and the Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower.

[2]	Fee Waiver and/or Expense Reimbursement information has been restated to reflect the current Expense Limitation Arrangement.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class IB Shares	$168	$579	$1,016	$2,231

Effective September 30, 2020, the Summary Prospectus and section of the Prospectus entitled “EQ/PIMCO Global Real Return Portfolio – Class IB and K Shares” are amended by deleting the section entitled “FEES AND EXPENSES OF THE PORTFOLIO” in its entirety and replacing it with the following information:

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
EQ/PIMCO Global Real Return Portfolio	Class IB Shares	Class K Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.00%
Other Expenses*	1.08%	1.08%
Total Annual Portfolio Operating Expenses	1.93%	1.68%
Fee Waiver and/or Expense Reimbursement[1,2]	-0.28%	-0.28%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.65%	1.40%
*	Includes Interest Expense of 0.75% for Class IB shares and Class K shares.
[1]

Pursuant to a contract, Equitable Investment Management Group, LLC (the “Adviser”) has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2022 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, acquired fund fees and expenses, dividend and interest expenses on securities sold short, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 0.90% for Class IB shares and 0.65% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by the Adviser at any time after April 30, 2022. The Adviser may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and the Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower.

[2]	Fee Waiver and/or Expense Reimbursement information has been restated to reflect the current Expense Limitation Arrangement.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class IB Shares	$168	$579	$1,016	$2,231
Class K Shares	$143	$502	$886	$1,964

Effective September 30, 2020, the section of the Prospectus entitled “More Information on Fees and Expenses – Expense Limitation Agreement” is amended to include the following information:

In the interest of limiting through April 30, 2022 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) the expenses of each Portfolio listed in the following table, the Adviser has entered into an expense limitation agreement with the Trust with respect to the Portfolios (“Expense Limitation Agreement”). Pursuant to that Expense

Limitation Agreement, the Adviser has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolios listed below so that the annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on securities sold short, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business), as a percentage of average daily net assets, do not exceed the following respective expense ratios:

Expense Limitation Provisions

	Total Expenses Limited to (% of average daily net assets)
Portfolios	Class IA Shares	Class IB Shares		Class K Shares
EQ/ClearBridge Large Cap Growth Portfolio	1.00%	1.00%		0.75%
EQ/Core Bond Index Portfolio	0.65%	0.65%		0.40%
EQ/Common Stock Index Portfolio	0.68%	0.68%		0.43%
EQ/Equity 500 Index Portfolio	0.55%	0.55%		0.30%
EQ/Franklin Small Cap Value Managed Volatility Portfolio	1.05%	1.05%		0.80%
EQ/Invesco International Growth Portfolio	N/A	1.15%	*	0.90%	*
EQ/Invesco Global Real Estate Portfolio	N/A	1.20%	*	0.95%	*
EQ/Intermediate Government Bond Portfolio	0.65%	0.65%		0.40%
EQ/Lazard Emerging Markets Equity Portfolio	N/A	1.35%	*	1.10%	*
EQ/PIMCO Global Real Return Portfolio	N/A	0.90%		0.65%
*	For purposes of calculating the maximum annual operating expense limit, acquired fund fees and expenses are included in portfolio operating expenses.
N/A	This class of shares of the Portfolio either is not registered or is registered but is not currently offered for sale.